INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2016	2015	2014

The Netherlands	$(631)	$(2,048)	$3,574
Subsidiaries outside of the Netherlands	3,977	(2,505)	(1,944)
Income (loss) before income tax expense	$3,346	$(4,553)	$1,630

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:
	December 31,
	2016	2015

Deferred tax assets:
Operating loss carryforwards	$18,907	$19,890
Capital loss carryforwards	145	143
Allowance for doubtful accounts	20	21
Tax credit carryforwards	558	568
Accrued expenses	2,032	1,669
Total deferred tax assets	21,662	22,291

Deferred tax liabilities:
Depreciation of property and equipment	(56)	(56)
Total deferred tax liabilities	21,606	22,235

Valuation allowance	(21,269)	(22,143)
Deferred tax assets, net	$337	$92

Schedule of Effective Income Tax Rate
The Company's effective income tax rate differs from The Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2016	2015	2014

Effective loss (income) tax benefit from continuing operations at statutory rate	$(837)	$1,138	$(408)
Rate differential	(493)	334	104
Non-deductible expenses	(89)	(162)	(46)
Adjustments to prior year tax losses	-	1,097	(1,053)
Changes in valuation allowance	457	(2,868)	1,569
Other	(42)	312	(256)
Income tax expense from continuing operations	$(1,004)	$(149)	$(90)